Cover - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-38064
Entity Registrant Name	AETERNA ZENTARIS INC.
Entity Central Index Key	0001113423
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	c/o Norton Rose Fulbright Canada, LLP
Entity Address, Address Line Two	222 Bay Street
Entity Address, Address Line Three	Suite 3000, PO Box 53
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5K 1E7
Title of 12(b) Security	Common Shares
Trading Symbol	AEZS
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	4,855,876
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	1208	1263
Auditor Name	Deloitte LLP	Ernst & Young LLP
Auditor Location	Montreal, Canada	Montreal, Canada
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Weismüllerstr. 50
Entity Address, City or Town	Frankfurt am Main
Entity Address, Country	DE
Entity Address, Postal Zip Code	D-60314
Contact Personnel Name	Klaus Paulini
Contact Personnel Email Address	KPaulini@aezsinc.com